Convertible Notes (Tables)	12 Months Ended
Sep. 30, 2025
Convertible Notes [Abstract]
Schedule of Amortized Cost of the Convertible Notes

The amortized cost of the convertible notes as of September 30, 2025 consisted of the following:

As of September 30,
2025
Convertible notes- Issued in July, 2025	$3,500,000
Less debt issuance cost	(356,000)
Less debt discount	(350,000)
Fair value of Conversion Option@2025/7/17	(871,029)
Convertible Notes	1,922,971
Add amortization of issuance cost	85,434
Total Convertible Notes	2,008,405
Interest payable of convertible notes	58,333
Total convertible notes and interest payable of convertible notes	$2,066,738

Schedule of Level 3 Items Measured at Fair Value	The change for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:
Amount
Fair value as of July 17, 2025	$871,029
Change in Fair Value	16,202
Fair value as of September 30, 2025	$887,231